Related parties’ transactions - Schedule of Related Party Transactions (Details) - Previously Reported [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenue generated from related parties
Revenue generated from related parties		$ 12,621	$ 15,837
Sale of fixed assets to related parties
Sale of fixed assets to related parties			95,173
Purchase from related parties
Purchase from related parties		4,186,353	2,380,350
Service expenses
Service expenses		2,240,245	1,624,431
Rental expenses
Rental expenses		96,000	96,000
Shenzhen Feellife [Member]
Revenue generated from related parties
Revenue generated from related parties		12,621	15,837
Sale of fixed assets to related parties
Sale of fixed assets to related parties			95,173
Purchase from related parties
Purchase from related parties		4,186,353	2,380,350
Service expenses
Service expenses	[1]	2,240,245	1,624,431
Cpresso, LLC [Member]
Rental expenses
Rental expenses		$ 96,000	$ 96,000

[1]	On January 1, 2022, PAPA Health entered into a four-year business process outsourcing service agreement (“the Agreement”) with Shenzhen Feellife, pursuant to which Shenzhen Feellife was entitled to provide the business process outsourcing services including but not limited to product technology research and development, marketing, production management, etc. for PAPA Health’s business operation purpose. Pursuant to the Agreement, the service expense is calculated based on the actual salary, social security and other labor cost incurred by the staff arranged by Shenzhen Feellife and confirmed by PAPA Health, and the payment is settled quarterly by PAPA Health.